As filed with the Securities and Exchange Commission on April 20, 2005

Registration No. 33-13954
811-5141

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 59        [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [   ]

Amendment No. 60       [X]

(Check appropriate box or boxes)

Pacific Select Fund

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:       (949) 219-6767

Robin S. Yonis
Vice President and Investment Counsel of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and Address of Agent for Service)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

     [   ]  immediately upon filing pursuant to paragraph (b)

     [X]  on April 28, 2005 pursuant to paragraph (b)

     [   ]  60 days after filing pursuant to paragraph (a)(1)

     [   ]  on (date) pursuant to paragraph (a)(1)

     [   ]  75 days after filing pursuant to paragraph (a)(2)

     [   ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [X]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment (“PEA”) No. 59 to the Registration Statement for Pacific Select Fund (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of PEA No. 58. PEA No. 58 was filed pursuant to Rule 485(b) on April 15, 2005 for the purpose of delaying the effectiveness of PEA No. 57, which was incorporated by reference in its entirety in PEA No. 58. PEA No. 57 was filed pursuant to Rule 485(b) on April 8, 2005 for the purpose of delaying effectiveness of PEA No. 56, which was incorporated by reference in its entirety in PEA No. 57. PEA No. 56 was filed pursuant to Rule 485(a)(2) on January 26, 2005 for purposes of adding three new series: the VN Small-Cap Value Portfolio, the American Funds Growth Portfolio, and the American Funds Growth-Income Portfolio. PEA No. 56 was scheduled to become effective on April 11, 2005. PEA No. 57 was scheduled to become effective on April 18, 2005. PEA No. 58 was scheduled to become effective on April 21, 2005. Accordingly, the contents of PEA No. 58, consisting of Part A (the Pacific Select Fund prospectus), Part B (the Pacific Select Fund Statement of Additional Information), and Part C (Other Information), including Exhibits, are incorporated by reference in their entirety into this filing. As stated on the cover page to this filing, this PEA No. 59 is intended to become effective on April 28, 2005.

SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 59 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach in the State of California on the 20th day of April, 2005.

PACIFIC SELECT FUND

By:

Glenn S. Schafer* President

*By:	/s/ Robin S. Yonis

Robin S. Yonis, as attorney-in-fact pursuant to power of attorney filed herewith

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 59 to the Registration Statement of Pacific Select Fund has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Thomas C. Sutton*	Chairman and Trustee (Chief Executive Officer)	April 20, 2005
Brian D. Klemens*	Vice President and Treasurer (Vice President and Treasurer)	April 20, 2005
Glenn S. Schafer*	President and Trustee (President)	April 20, 2005
Richard L. Nelson*	Trustee	April 20, 2005
Lyman W. Porter*	Trustee	April 20, 2005
Alan Richards*	Trustee	April 20, 2005
Lucie H. Moore*	Trustee	April 20, 2005
G. Thomas Willis*	Trustee	April 20, 2005
Cecilia H. Herbert*	Trustee	April 20, 2005
Frederick L. Blackmon*	Trustee	April 20, 2005
Nooruddin S. Veerjee*	Trustee	April 20, 2005
/s/ ROBIN S. YONIS		April 20, 2005
* Robin S. Yonis, as attorney-in-fact pursuant to power of attorney filed herewith

PACIFIC SELECT FUND POWER OF ATTORNEY

     The undersigned trustees and officers of Pacific Select Fund (the “Fund”) hereby appoint Robin S. Yonis, Diane N. Ledger, Sharon A. Cheever, David R. Carmichael, Jeffrey S. Puretz, Douglas P. Dick, Laurene E. MacElwee, and Katayoun Mobedshahi each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to do any and all acts and things and to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Fund and each series of the Fund, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Fund to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Fund and each series of the Fund, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Fund related to the above.

     The undersigned trustees and officers of Pacific Select Fund hereby execute this Power of Attorney effective the 4th day of April, 2005.

NAME	TITLE
/s/ THOMAS C. SUTTON

Thomas C. Sutton	Chairman and Trustee

/s/ GLENN S. SCHAFER

Glenn S. Schafer	President and Trustee

/s/ RICHARD L. NELSON

Richard L. Nelson	Trustee

/s/ LYMAN W. PORTER

Lyman W. Porter	Trustee

/s/ ALAN RICHARDS

Alan Richards	Trustee

/s/ LUCIE H. MOORE

Lucie H. Moore	Trustee

/s/ G. THOMAS WILLIS

G. Thomas Willis	Trustee

/s/ CECILIA H. HERBERT

Cecilia H. Herbert	Trustee

/s/ FREDERICK L. BLACKMON

Frederick L. Blackmon	Trustee

/s/ NOORUDDIN S. VEERJEE

Nooruddin S. Veerjee	Trustee

/s/ BRIAN D. KLEMENS

Brian D. Klemens	Vice President and Treasurer